MASSACHUSETTS FINANCIAL SERVICES COMPANY
             500 BOYLSTON STREET o BOSTON o MASSACHUSETTS 02116-3741
                                 617 o 954-5000






                                        March 19, 2003



VIA EDGAR
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, DC  20549

     Re: MFS(R)Series Trust X (File Nos. 33-1657 and 811-4492) on Behalf of MFS(R)Conservative Allocation Fund, MFS(R) Moderate Allocation Fund, MFS(R) Growth Allocation Fund and MFS(R) Aggressive Growth Allocation Fund;

Ladies and Gentlemen:

     This letter serves as notification of the existence of a Spanish language version of the Statement of Additional Information ("SAI") dated July 1, 2002 of the above-named funds. The SAI was filed electronically with the Securities and Exchange Commission on June 25, 2002, pursuant to Rule 485BPOS under the Securities Act of 1933 (EDGAR Accession No. 0000950156-02-000261).

     Pursuant to Rule 306(a) of Regulation S-T, I hereby represent, to the best of my knowledge, that the SAI filed as described above is a fair and accurate English translation of the corresponding foreign language document.

     Please call the undersigned at (617) 954-5182 or (800) 343-2829 with any questions you may have.

                                        Very truly yours,



                                        JAMES R. BORDEWICK, JR.
                                        James R. Bordewick, Jr.
                                        Assistant Secretary and Assistant Clerk
                                        of the Trust